Acquisitions (Purchase Price) (Details) $ in Thousands, DKK in Millions			1 Months Ended
	Jun. 28, 2016 USD ($)	Jun. 28, 2016 DKK	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 1,887,963	$ 1,925,518	$ 1,875,698
Exiqon
Business Acquisition [Line Items]
Cash consideration	$ 95,200	DKK 627.4
Fair value of remaining shares	5,519
Purchase price	100,682
Cash and cash equivalents	4,824
Accounts receivable	3,581
Inventory	1,553
Prepaid expenses and other current assets	1,853
Accounts payable	(1,289)
Accruals and other current liabilities	(11,587)
Debt assumed	(6,068)
Other long-term liabilities	(197)
Deferred tax asset on tax loss carry forwards	10,016
Fixed and other long-term assets	2,870
Goodwill	76,807
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,381)
Assets acquired, goodwill, and liabilities assumed, net	100,682
Enzymatics
Business Acquisition [Line Items]
Cash consideration			114,224
Fair value of contingent consideration			13,600
Purchase price			127,824
Cash and cash equivalents			1,178
Accounts receivable			2,813
Prepaid expenses and other current assets			1,330
Accounts payable			(3,090)
Accruals and other current liabilities			(1,940)
Fixed and other long-term assets			1,414
Goodwill			90,177
Deferred tax liability on fair value of identifiable intangible assets acquired			(21,558)
Assets acquired, goodwill, and liabilities assumed, net			127,824
Developed technology | Exiqon
Business Acquisition [Line Items]
Intangible assets	18,500
Developed technology | Enzymatics
Business Acquisition [Line Items]
Intangible assets			28,600
Customer relationships | Exiqon
Business Acquisition [Line Items]
Intangible assets	3,800
Customer relationships | Enzymatics
Business Acquisition [Line Items]
Intangible assets			22,300
Tradenames | Exiqon
Business Acquisition [Line Items]
Intangible assets	$ 1,400
Tradenames | Enzymatics
Business Acquisition [Line Items]
Intangible assets			$ 6,600